Related party transactions (Details) - CAD ($)		12 Months Ended
	Jan. 01, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of transactions between related parties [line items]
Rent and property taxes		$ 274,934	$ 274,106
Right-of-use assets [note 15]		5,765,993	3,701,000	$ 3,742,769
Lease liabilities		5,323,965	2,988,542	3,985,026
Property taxes		178,707	118,476
Common shares issued upon conversion of debt			2,712,375
Loans repaid to related party			295,000
Remeasurement			366,566
Trust beneficially owned by the controlling shareholder and CEO
Disclosure of transactions between related parties [line items]
Extension term of the lease	5 years
Prepayment of rent	$ 1,178,530
Right-of-use assets [note 15]		1,107,131	1,328,557	1,350,487
Lease liabilities		0	221,496	1,218,958
Municipal tax amount		260,000
Property taxes			258,042	$ 266,581
Debt converted		903,000
Common shares issued upon conversion of debt		3,225,000
Interest payable on debt			58,050
Debt converted			903,000
Amount due to related party for expense report, salary and vacation payable		144,506	72,188
Interest accretion on promissory notes		$ 0	17,937
Loans repaid to related party			$ 295,000
Remeasurement	$ 366,566
Percentage of discount rate used for remeasurement of lease liabilities.	4.00%